Offerings	Aug. 13, 2025 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-266723
Carry Forward Initial Effective Date	Aug. 18, 2022
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-266723
Carry Forward Initial Effective Date	Aug. 18, 2022
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-266723
Carry Forward Initial Effective Date	Aug. 18, 2022
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-266723
Carry Forward Initial Effective Date	Aug. 18, 2022
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-266723
Carry Forward Initial Effective Date	Aug. 18, 2022
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Untis
Carry Forward Form Type	S-3
Carry Forward File Number	333-266723
Carry Forward Initial Effective Date	Aug. 18, 2022
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-266723
Carry Forward Initial Effective Date	Aug. 18, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-266723
Carry Forward Initial Effective Date	Aug. 18, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 27,810.00
Offering Note	ATN International, Inc. (the "Registrant") is registering hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, and such indeterminate number of warrants, depositary shares, units and rights to purchase common stock, preferred stock and/or debt securities to be sold by the Registrant from time to time at unspecified prices which shall have an aggregate initial offering price not to exceed $300,000,000. If any debt securities are issued at an original issue discount, then the issue price, and not the principal amount, of such debt securities shall be used for purposes of calculating the aggregate initial offering price of all securities issued. The securities registered for sale also include such indeterminate number of shares of common stock and preferred stock as may be issued upon conversion of debt securities, such indeterminate number of shares of common stock that may be issued upon conversion of preferred stock and such indeterminate number of shares of common stock and preferred stock and principal amount of debt securities that may be issued upon exercise of warrants and sale of units. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include unsold securities previously registered by the Registrant on the Registrant's Registration Statement (File No. 333-266723), filed on August 9, 2022 and declared effective on August 18, 2022 (the "Prior Registration Statement"). The Prior Registration Statement registered the offer and sale of an indeterminate number of shares of common stock and preferred stock, an indeterminate principal amount of debt securities and an indeterminate number of warrants to purchase common stock, preferred stock and/or debt securities, having an aggregate initial offering price of $300,000,000, all of which remains unsold as the date of filing of this Registration Statement (the "Unsold Securities"), which the Registrant has determined to include in this registration statement. The Registrant paid a filing fee of approximately $27,810 (calculated at the prior filing fee rate) relating to the Unsold Securities under the Prior Registration Statement, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of New Securities to be registered on this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.